EMPLOYEE BENEFIT PLANS - DEFINED CONTRIBUTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined contribution, company match of employee contribution	80.00%
Defined contribution plan, maximum employer contribution by percentage of employee salary	6.00%
Defined contribution plan, cost recognized	$ 4,500	$ 3,900	$ 3,900
Deferred compensation arrangement with individual, employer contribution	$ 1,600	$ 1,300	$ 959
NJRHS | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution for employees not qualifying for the defined benefit plan	3.50%
NJRHS | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer contribution for employees not qualifying for the defined benefit plan	4.50%